Intangible Assets - Aggregate Amortizations (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INTANGIBLE ASSETS [Abstract]
2016	$ 17,329
2017	15,809
2018	8,686
2019	6,103
2020	5,411
2021 and thereafter	2,001
Total	$ 55,339	$ 74,055	$ 119,405